Events After the Reporting Period (Narrative) (Details)		1 Months Ended			12 Months Ended
	Jun. 02, 2023 CAD ($)	Jun. 30, 2023 Share $ / shares	May 01, 2023 CAD ($) Share $ / shares	Apr. 17, 2023 USD ($) $ / shares shares	Mar. 31, 2023 Share $ / shares	Mar. 31, 2023 USD ($) Share	Mar. 31, 2022 Share $ / shares	Mar. 31, 2022 USD ($) Share	Mar. 31, 2021 Share $ / shares	Mar. 31, 2021 USD ($) Share	May 04, 2023 Share $ / shares	Mar. 31, 2020 Share
Disclosure of non-adjusting events after reporting period [line items]
Weighted average price					$ 8.06		$ 10.87		$ 2.65
Gross proceeds of transaction fees | $						$ 4,895,826		$ 0		$ 37,700,000
Number of exercise of stock options issued | Share						3,322		329,822		145,537
Weighted average exercise price of stock options					$ 3.66		$ 16.61		$ 21.7
Proceeds from exercise of stock options | $						$ 8,761		$ 1,226,259		$ 302,886
Number of stock options exercisable | Share					1,265,128	1,265,128	700,957	700,957	882,964	882,964		629,750
Number of share option forfeited | Share						317,913		99,284		43,571
Stock options forfeited, exercise price					$ 11.16		$ 13.6		$ 3.55
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of exercise of stock options issued | Share			42,858
Weighted average exercise price of stock options			$ 3.5
Proceeds from exercise of stock options | $			$ 150,003
Number of stock options exercisable | Share											14,286
Weighted average exercise price of stock options exercisable											$ 3.5
Number of share option forfeited | Share		74,761
Stock options forfeited, exercise price		$ 5.54
Payment of promissory note accrued and unpaid interest | $	$ 250,000
Events after reporting period [Member] | At-the-market distributions" ("ATM") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares				188,819
Weighted average price				$ 2.7587
Gross proceeds of transaction fees | $				$ 520,892